SONGS NDT 3 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Sales Of Securities [Line Items]
Proceeds from sales	[1]	$ 577	$ 601	$ 685
Gross realized gains		29	11	26
Gross realized losses		(15)	(11)	(18)
San Diego Gas and Electric Company [Member]
Schedule Of Sales Of Securities [Line Items]
Proceeds from sales	[1]	577	601	685
Gross realized gains		29	11	26
Gross realized losses		$ (15)	$ (11)	$ (18)

[1]	Excludes securities that are held to maturity.